Class AX, BX and CX | INVESCO Money Market Fund
Fund Summary
Investment Objective(s)
The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- INVESCO Money Market Fund CLASS AX CLASS BX CLASS CX} - Class AX, BX and CX - INVESCO Money Market Fund	Class AX		Class BX	Class CX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- INVESCO Money Market Fund CLASS AX CLASS BX CLASS CX} - Class AX, BX and CX - INVESCO Money Market Fund	Class AX	Class BX	Class CX
Management Fees	0.39%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.15%	0.90%	0.90%
Other Expenses	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	0.86%	1.61%	1.61%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example {- INVESCO Money Market Fund CLASS AX CLASS BX CLASS CX} - Class AX, BX and CX - INVESCO Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AX	88	274	477	1,061
Class BX	664	808	1,076	1,710
Class CX	264	508	876	1,911

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption {- INVESCO Money Market Fund CLASS AX CLASS BX CLASS CX} - Class AX, BX and CX - INVESCO Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AX	88	274	477	1,061
Class BX	164	508	876	1,710
Class CX	164	508	876	1,911

Principal Investment Strategies of the Fund
The Fund invests primarily in the following high-quality U.S. dollar-denominated short-term debt obligations: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) variable-rate demand notes; and (vi) cash equivalents.

The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.

The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.

As permitted by Rule 2a-7 under the Investment Company Act of 1940 (Rule 2a-7), the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulations requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security.

The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Some of the Fund’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.

The Fund may also invest in daily and weekly variable-rate demand notes.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact the Fund’s operations and possibly negatively impact its return.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund's website at www.invesco.com/us.
Annual Total Returns

Class AX shares year-to-date (ended March 31, 2015): 0.00% Best Quarter (ended December 31, 2014): 0.05% Worst Quarter (ended March 31, 2014, June 30, 2014 and September 30, 2014): 0.00%
Average Annual Total Returns (for the period ended December 31, 2014)
Average Annual Total Returns {- INVESCO Money Market Fund CLASS AX CLASS BX CLASS CX} - Class AX, BX and CX - INVESCO Money Market Fund - Before Taxes		1 Year	5 Years	10 Years	Inception Date
Class AX shares:	[1]	0.06%	0.04%	1.31%	Jun. 07, 2010
Class BX shares:	[2]	(4.94%)	(0.43%)	0.90%	Jun. 07, 2010
Class CX shares:	[2]	(0.94%)	(0.02%)	0.90%	Jun. 07, 2010
[1]	Class AX shares' performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve Shares and includes the 12b-1 fees applicable to Invesco Cash Reserve Shares.
[2]	Class BX and Class CX shares' performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve Shares restated to reflect the higher the 12b-1 fees applicable to Invesco Cash Reserve Shares.

Class AX Shares' seven day yield on December 31, 2014, was 0.01%. For the current seven day yield, call (800) 959-4246.